Long-term debt (Details) - Senior unsecured convertible notes $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 17, 2015 USD ($) $ / shares	Jun. 17, 2015 CNY (¥)
Debt Instrument [Line Items]
Repurchase price as a percentage of the principal amount (as a percent)			100.00%	100.00%
Equity component of the Notes			$ 87,852	¥ 569,090
Debt component of the Notes			$ 391,215	¥ 2,534,213
Allocated issuance costs	$ 6,627	¥ 42,926
Effective interest rate	5.65%	5.65%
Interest expense recognized	$ 12,879	¥ 83,428
ADSs
Debt Instrument [Line Items]
Initial conversion price | $ / shares			$ 55.00
SL Camel Holding Ltd, Gaoling Fund LP and YHG Investment LP
Debt Instrument [Line Items]
Notes issued | $			$ 500,000
Coupon rate			2.00%	2.00%